Shareholder Report	6 Months Ended
Feb. 28, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	First American Funds Trust
Entity Central Index Key	0001890141
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	First American Government Obligations Fund
Class Name	Class A
Trading Symbol	FAAXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First American Government Obligations Fund (Fund) for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$37	0.74%
[1]
Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%
Net Assets	$ 125,899,511,621
Holdings Count | $ / shares	410
Advisory Fees Paid, Amount	$ 59,661,209
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$125,899,511,621
Number of Holdings	410
Net Advisory Fee	$59,661,209

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	39.6%
U.S. Treasury Debt	28.9%
U.S. Government Agency Debt	23.9%
U.S. Government Agency Repurchase Agreements	5.6%
Other Assets and Liabilities, Net	1.3%
Investment Companies	0.7%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class D
Shareholder Report [Line Items]
Fund Name	First American Government Obligations Fund
Class Name	Class D
Trading Symbol	FGDXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First American Government Obligations Fund (Fund) for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class D	$30	0.60%
[2]
Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%
Net Assets	$ 125,899,511,621
Holdings Count | $ / shares	410
Advisory Fees Paid, Amount	$ 59,661,209
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$125,899,511,621
Number of Holdings	410
Net Advisory Fee	$59,661,209

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	39.6%
U.S. Treasury Debt	28.9%
U.S. Government Agency Debt	23.9%
U.S. Government Agency Repurchase Agreements	5.6%
Other Assets and Liabilities, Net	1.3%
Investment Companies	0.7%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class P
Shareholder Report [Line Items]
Fund Name	First American Government Obligations Fund
Class Name	Class P
Trading Symbol	FPPXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First American Government Obligations Fund (Fund) for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class P	$8	0.15%
[3]
Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
Net Assets	$ 125,899,511,621
Holdings Count | $ / shares	410
Advisory Fees Paid, Amount	$ 59,661,209
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$125,899,511,621
Number of Holdings	410
Net Advisory Fee	$59,661,209

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	39.6%
U.S. Treasury Debt	28.9%
U.S. Government Agency Debt	23.9%
U.S. Government Agency Repurchase Agreements	5.6%
Other Assets and Liabilities, Net	1.3%
Investment Companies	0.7%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class T
Shareholder Report [Line Items]
Fund Name	First American Government Obligations Fund
Class Name	Class T
Trading Symbol	FTGXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First American Government Obligations Fund (Fund) for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class T	$20	0.40%
[4]
Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%
Net Assets	$ 125,899,511,621
Holdings Count | $ / shares	410
Advisory Fees Paid, Amount	$ 59,661,209
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$125,899,511,621
Number of Holdings	410
Net Advisory Fee	$59,661,209

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	39.6%
U.S. Treasury Debt	28.9%
U.S. Government Agency Debt	23.9%
U.S. Government Agency Repurchase Agreements	5.6%
Other Assets and Liabilities, Net	1.3%
Investment Companies	0.7%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class U
Shareholder Report [Line Items]
Fund Name	First American Government Obligations Fund
Class Name	Class U
Trading Symbol	FGUXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First American Government Obligations Fund (Fund) for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class U	$6	0.12%
[5]
Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%
Net Assets	$ 125,899,511,621
Holdings Count | $ / shares	410
Advisory Fees Paid, Amount	$ 59,661,209
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$125,899,511,621
Number of Holdings	410
Net Advisory Fee	$59,661,209

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	39.6%
U.S. Treasury Debt	28.9%
U.S. Government Agency Debt	23.9%
U.S. Government Agency Repurchase Agreements	5.6%
Other Assets and Liabilities, Net	1.3%
Investment Companies	0.7%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class V
Shareholder Report [Line Items]
Fund Name	First American Government Obligations Fund
Class Name	Class V
Trading Symbol	FVIXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First American Government Obligations Fund (Fund) for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class V	$15	0.30%
[6]
Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
Net Assets	$ 125,899,511,621
Holdings Count | $ / shares	410
Advisory Fees Paid, Amount	$ 59,661,209
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$125,899,511,621
Number of Holdings	410
Net Advisory Fee	$59,661,209

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	39.6%
U.S. Treasury Debt	28.9%
U.S. Government Agency Debt	23.9%
U.S. Government Agency Repurchase Agreements	5.6%
Other Assets and Liabilities, Net	1.3%
Investment Companies	0.7%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class X
Shareholder Report [Line Items]
Fund Name	First American Government Obligations Fund
Class Name	Class X
Trading Symbol	FGXXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First American Government Obligations Fund (Fund) for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class X	$7	0.14%
[7]
Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
Net Assets	$ 125,899,511,621
Holdings Count | $ / shares	410
Advisory Fees Paid, Amount	$ 59,661,209
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$125,899,511,621
Number of Holdings	410
Net Advisory Fee	$59,661,209

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	39.6%
U.S. Treasury Debt	28.9%
U.S. Government Agency Debt	23.9%
U.S. Government Agency Repurchase Agreements	5.6%
Other Assets and Liabilities, Net	1.3%
Investment Companies	0.7%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class Y
Shareholder Report [Line Items]
Fund Name	First American Government Obligations Fund
Class Name	Class Y
Trading Symbol	FGVXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First American Government Obligations Fund (Fund) for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y	$23	0.45%
[8]
Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Net Assets	$ 125,899,511,621
Holdings Count | $ / shares	410
Advisory Fees Paid, Amount	$ 59,661,209
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$125,899,511,621
Number of Holdings	410
Net Advisory Fee	$59,661,209

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	39.6%
U.S. Treasury Debt	28.9%
U.S. Government Agency Debt	23.9%
U.S. Government Agency Repurchase Agreements	5.6%
Other Assets and Liabilities, Net	1.3%
Investment Companies	0.7%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class Z
Shareholder Report [Line Items]
Fund Name	First American Government Obligations Fund
Class Name	Class Z
Trading Symbol	FGZXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First American Government Obligations Fund (Fund) for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Z	$9	0.18%
[9]
Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%
Net Assets	$ 125,899,511,621
Holdings Count | $ / shares	410
Advisory Fees Paid, Amount	$ 59,661,209
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$125,899,511,621
Number of Holdings	410
Net Advisory Fee	$59,661,209

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	39.6%
U.S. Treasury Debt	28.9%
U.S. Government Agency Debt	23.9%
U.S. Government Agency Repurchase Agreements	5.6%
Other Assets and Liabilities, Net	1.3%
Investment Companies	0.7%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class T
Shareholder Report [Line Items]
Fund Name	First American Institutional Prime Obligations Fund
Class Name	Class T
Trading Symbol	FIUXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First American Institutional Prime Obligations Fund (Fund) for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class T	$20	0.40%
[10]
Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%
Net Assets	$ 1,158,815,405
Holdings Count | $ / shares	30
Advisory Fees Paid, Amount	$ 535,823
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$1,158,815,405
Number of Holdings	30
Net Advisory Fee	$535,823

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	41.9%
Other Repurchase Agreements	23.0%
Non-Negotiable Time Deposits	13.8%
Financial Company Commercial Paper	12.0%
Asset Backed Commercial Paper	6.9%
Variable Rate Demand Notes	1.8%
Certificates of Deposit	0.8%
Liabilities in Excess of Other Assets	-0.2%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class V
Shareholder Report [Line Items]
Fund Name	First American Institutional Prime Obligations Fund
Class Name	Class V
Trading Symbol	FPIXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First American Institutional Prime Obligations Fund (Fund) for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class V	$15	0.30%
[11]
Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
Net Assets	$ 1,158,815,405
Holdings Count | $ / shares	30
Advisory Fees Paid, Amount	$ 535,823
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$1,158,815,405
Number of Holdings	30
Net Advisory Fee	$535,823

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	41.9%
Other Repurchase Agreements	23.0%
Non-Negotiable Time Deposits	13.8%
Financial Company Commercial Paper	12.0%
Asset Backed Commercial Paper	6.9%
Variable Rate Demand Notes	1.8%
Certificates of Deposit	0.8%
Liabilities in Excess of Other Assets	-0.2%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class Y
Shareholder Report [Line Items]
Fund Name	First American Institutional Prime Obligations Fund
Class Name	Class Y
Trading Symbol	FAIXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First American Institutional Prime Obligations Fund (Fund) for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y	$23	0.45%
[12]
Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Net Assets	$ 1,158,815,405
Holdings Count | $ / shares	30
Advisory Fees Paid, Amount	$ 535,823
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$1,158,815,405
Number of Holdings	30
Net Advisory Fee	$535,823

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	41.9%
Other Repurchase Agreements	23.0%
Non-Negotiable Time Deposits	13.8%
Financial Company Commercial Paper	12.0%
Asset Backed Commercial Paper	6.9%
Variable Rate Demand Notes	1.8%
Certificates of Deposit	0.8%
Liabilities in Excess of Other Assets	-0.2%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class Z
Shareholder Report [Line Items]
Fund Name	First American Institutional Prime Obligations Fund
Class Name	Class Z
Trading Symbol	FPZXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First American Institutional Prime Obligations Fund (Fund) for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Z	$10	0.20%
[13]
Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
Net Assets	$ 1,158,815,405
Holdings Count | $ / shares	30
Advisory Fees Paid, Amount	$ 535,823
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$1,158,815,405
Number of Holdings	30
Net Advisory Fee	$535,823

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	41.9%
Other Repurchase Agreements	23.0%
Non-Negotiable Time Deposits	13.8%
Financial Company Commercial Paper	12.0%
Asset Backed Commercial Paper	6.9%
Variable Rate Demand Notes	1.8%
Certificates of Deposit	0.8%
Liabilities in Excess of Other Assets	-0.2%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class A
Shareholder Report [Line Items]
Fund Name	First American Retail Prime Obligations Fund
Class Name	Class A
Trading Symbol	FAPXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First American Retail Prime Obligations Fund (Fund) for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$38	0.75%
[14]
Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
Net Assets	$ 3,079,568,762
Holdings Count | $ / shares	182
Advisory Fees Paid, Amount	$ 1,699,604
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$3,079,568,762
Number of Holdings	182
Net Advisory Fee	$1,699,604

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
Other Repurchase Agreements	26.1%
Financial Company Commercial Paper	22.8%
Non-Negotiable Time Deposits	14.1%
U.S. Treasury Repurchase Agreements	13.3%
Asset Backed Commercial Paper	9.4%
Certificates of Deposit	9.1%
Other Instruments	3.0%
Non-Financial Company Commercial Paper	1.6%
U.S. Government Agency Repurchase Agreements	0.8%
Liabilities in Excess of Other Assets	-0.2%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class T
Shareholder Report [Line Items]
Fund Name	First American Retail Prime Obligations Fund
Class Name	Class T
Trading Symbol	FEIXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First American Retail Prime Obligations Fund (Fund) for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class T	$20	0.40%
[15]
Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%
Net Assets	$ 3,079,568,762
Holdings Count | $ / shares	182
Advisory Fees Paid, Amount	$ 1,699,604
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$3,079,568,762
Number of Holdings	182
Net Advisory Fee	$1,699,604

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
Other Repurchase Agreements	26.1%
Financial Company Commercial Paper	22.8%
Non-Negotiable Time Deposits	14.1%
U.S. Treasury Repurchase Agreements	13.3%
Asset Backed Commercial Paper	9.4%
Certificates of Deposit	9.1%
Other Instruments	3.0%
Non-Financial Company Commercial Paper	1.6%
U.S. Government Agency Repurchase Agreements	0.8%
Liabilities in Excess of Other Assets	-0.2%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class V
Shareholder Report [Line Items]
Fund Name	First American Retail Prime Obligations Fund
Class Name	Class V
Trading Symbol	FPUXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First American Retail Prime Obligations Fund (Fund) for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class V	$15	0.30%
[16]
Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
Net Assets	$ 3,079,568,762
Holdings Count | $ / shares	182
Advisory Fees Paid, Amount	$ 1,699,604
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$3,079,568,762
Number of Holdings	182
Net Advisory Fee	$1,699,604

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
Other Repurchase Agreements	26.1%
Financial Company Commercial Paper	22.8%
Non-Negotiable Time Deposits	14.1%
U.S. Treasury Repurchase Agreements	13.3%
Asset Backed Commercial Paper	9.4%
Certificates of Deposit	9.1%
Other Instruments	3.0%
Non-Financial Company Commercial Paper	1.6%
U.S. Government Agency Repurchase Agreements	0.8%
Liabilities in Excess of Other Assets	-0.2%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class X
Shareholder Report [Line Items]
Fund Name	First American Retail Prime Obligations Fund
Class Name	Class X
Trading Symbol	FXRXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First American Retail Prime Obligations Fund (Fund) for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class X	$7	0.14%
[17]
Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
Net Assets	$ 3,079,568,762
Holdings Count | $ / shares	182
Advisory Fees Paid, Amount	$ 1,699,604
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$3,079,568,762
Number of Holdings	182
Net Advisory Fee	$1,699,604

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
Other Repurchase Agreements	26.1%
Financial Company Commercial Paper	22.8%
Non-Negotiable Time Deposits	14.1%
U.S. Treasury Repurchase Agreements	13.3%
Asset Backed Commercial Paper	9.4%
Certificates of Deposit	9.1%
Other Instruments	3.0%
Non-Financial Company Commercial Paper	1.6%
U.S. Government Agency Repurchase Agreements	0.8%
Liabilities in Excess of Other Assets	-0.2%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class Y
Shareholder Report [Line Items]
Fund Name	First American Retail Prime Obligations Fund
Class Name	Class Y
Trading Symbol	FYRXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First American Retail Prime Obligations Fund (Fund) for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y	$23	0.45%
[18]
Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Net Assets	$ 3,079,568,762
Holdings Count | $ / shares	182
Advisory Fees Paid, Amount	$ 1,699,604
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$3,079,568,762
Number of Holdings	182
Net Advisory Fee	$1,699,604

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
Other Repurchase Agreements	26.1%
Financial Company Commercial Paper	22.8%
Non-Negotiable Time Deposits	14.1%
U.S. Treasury Repurchase Agreements	13.3%
Asset Backed Commercial Paper	9.4%
Certificates of Deposit	9.1%
Other Instruments	3.0%
Non-Financial Company Commercial Paper	1.6%
U.S. Government Agency Repurchase Agreements	0.8%
Liabilities in Excess of Other Assets	-0.2%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class Z
Shareholder Report [Line Items]
Fund Name	First American Retail Prime Obligations Fund
Class Name	Class Z
Trading Symbol	FZRXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First American Retail Prime Obligations Fund (Fund) for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Z	$10	0.20%
[19]
Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
Average Annual Return [Table Text Block]

Net Assets	$3,079,568,762
Number of Holdings	182
Net Advisory Fee	$1,699,604

Net Assets	$ 3,079,568,762
Holdings Count | $ / shares	182
Advisory Fees Paid, Amount	$ 1,699,604
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
Other Repurchase Agreements	26.1%
Financial Company Commercial Paper	22.8%
Non-Negotiable Time Deposits	14.1%
U.S. Treasury Repurchase Agreements	13.3%
Asset Backed Commercial Paper	9.4%
Certificates of Deposit	9.1%
Other Instruments	3.0%
Non-Financial Company Commercial Paper	1.6%
U.S. Government Agency Repurchase Agreements	0.8%
Liabilities in Excess of Other Assets	-0.2%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class A
Shareholder Report [Line Items]
Fund Name	First American Retail Tax Free Obligations Fund
Class Name	Class A
Trading Symbol	FTAXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First American Retail Tax Free Obligations Fund (Fund) for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$37	0.75%
[20]
Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%
Net Assets	$ 373,565,164
Holdings Count | $ / shares	44
Advisory Fees Paid, Amount	$ 132,718
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$373,565,164
Number of Holdings	44
Net Advisory Fee	$132,718

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
Variable Rate Demand Notes	72.9%
Other Municipal Securities	14.5%
Non-Financial Company Commercial Paper	12.3%
Other Assets and Liabilities, Net	0.3%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class T
Shareholder Report [Line Items]
Fund Name	First American Retail Tax Free Obligations Fund
Class Name	Class T
Trading Symbol	FTJXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First American Retail Tax Free Obligations Fund (Fund) for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class T	$20	0.40%
[21]
Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%
Net Assets	$ 373,565,164
Holdings Count | $ / shares	44
Advisory Fees Paid, Amount	$ 132,718
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$373,565,164
Number of Holdings	44
Net Advisory Fee	$132,718

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
Variable Rate Demand Notes	72.9%
Other Municipal Securities	14.5%
Non-Financial Company Commercial Paper	12.3%
Other Assets and Liabilities, Net	0.3%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class V
Shareholder Report [Line Items]
Fund Name	First American Retail Tax Free Obligations Fund
Class Name	Class V
Trading Symbol	FHIXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First American Retail Tax Free Obligations Fund (Fund) for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class V	$15	0.30%
[22]
Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
Net Assets	$ 373,565,164
Holdings Count | $ / shares	44
Advisory Fees Paid, Amount	$ 132,718
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$373,565,164
Number of Holdings	44
Net Advisory Fee	$132,718

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
Variable Rate Demand Notes	72.9%
Other Municipal Securities	14.5%
Non-Financial Company Commercial Paper	12.3%
Other Assets and Liabilities, Net	0.3%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class Y
Shareholder Report [Line Items]
Fund Name	First American Retail Tax Free Obligations Fund
Class Name	Class Y
Trading Symbol	FFCXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First American Retail Tax Free Obligations Fund (Fund) for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y	$22	0.45%
[23]
Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.45%
Net Assets	$ 373,565,164
Holdings Count | $ / shares	44
Advisory Fees Paid, Amount	$ 132,718
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$373,565,164
Number of Holdings	44
Net Advisory Fee	$132,718

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
Variable Rate Demand Notes	72.9%
Other Municipal Securities	14.5%
Non-Financial Company Commercial Paper	12.3%
Other Assets and Liabilities, Net	0.3%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class Z
Shareholder Report [Line Items]
Fund Name	First American Retail Tax Free Obligations Fund
Class Name	Class Z
Trading Symbol	FTZXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First American Retail Tax Free Obligations Fund (Fund) for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Z	$10	0.20%
[24]
Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
Net Assets	$ 373,565,164
Holdings Count | $ / shares	44
Advisory Fees Paid, Amount	$ 132,718
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$373,565,164
Number of Holdings	44
Net Advisory Fee	$132,718

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
Variable Rate Demand Notes	72.9%
Other Municipal Securities	14.5%
Non-Financial Company Commercial Paper	12.3%
Other Assets and Liabilities, Net	0.3%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class A
Shareholder Report [Line Items]
Fund Name	First American Treasury Obligations Fund
Class Name	Class A
Trading Symbol	FATXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First American Treasury Obligations Fund (Fund) for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$37	0.74%
[25]
Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%
Net Assets	$ 56,863,823,631
Holdings Count | $ / shares	117
Advisory Fees Paid, Amount	$ 25,460,287
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$56,863,823,631
Number of Holdings	117
Net Advisory Fee	$25,460,287

Holdings [Text Block]	WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	49.6%
U.S. Treasury Debt	49.1%
Other Assets and Liabilities, Net	1.3%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class D
Shareholder Report [Line Items]
Fund Name	First American Treasury Obligations Fund
Class Name	Class D
Trading Symbol	FTDXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First American Treasury Obligations Fund (Fund) for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class D	$30	0.59%
[26]
Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%
Net Assets	$ 56,863,823,631
Holdings Count | $ / shares	117
Advisory Fees Paid, Amount	$ 25,460,287
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$56,863,823,631
Number of Holdings	117
Net Advisory Fee	$25,460,287

Holdings [Text Block]	WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	49.6%
U.S. Treasury Debt	49.1%
Other Assets and Liabilities, Net	1.3%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class P
Shareholder Report [Line Items]
Fund Name	First American Treasury Obligations Fund
Class Name	Class P
Trading Symbol	FUPXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First American Treasury Obligations Fund (Fund) for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class P	$8	0.16%
[27]
Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.16%
Net Assets	$ 56,863,823,631
Holdings Count | $ / shares	117
Advisory Fees Paid, Amount	$ 25,460,287
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$56,863,823,631
Number of Holdings	117
Net Advisory Fee	$25,460,287

Holdings [Text Block]	WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	49.6%
U.S. Treasury Debt	49.1%
Other Assets and Liabilities, Net	1.3%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class T
Shareholder Report [Line Items]
Fund Name	First American Treasury Obligations Fund
Class Name	Class T
Trading Symbol	FTTXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First American Treasury Obligations Fund (Fund) for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class T	$20	0.39%
[28]
Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
Net Assets	$ 56,863,823,631
Holdings Count | $ / shares	117
Advisory Fees Paid, Amount	$ 25,460,287
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$56,863,823,631
Number of Holdings	117
Net Advisory Fee	$25,460,287

Holdings [Text Block]	WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	49.6%
U.S. Treasury Debt	49.1%
Other Assets and Liabilities, Net	1.3%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class V
Shareholder Report [Line Items]
Fund Name	First American Treasury Obligations Fund
Class Name	Class V
Trading Symbol	FLIXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First American Treasury Obligations Fund (Fund) for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class V	$15	0.29%
[29]
Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%
Net Assets	$ 56,863,823,631
Holdings Count | $ / shares	117
Advisory Fees Paid, Amount	$ 25,460,287
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$56,863,823,631
Number of Holdings	117
Net Advisory Fee	$25,460,287

Holdings [Text Block]	WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	49.6%
U.S. Treasury Debt	49.1%
Other Assets and Liabilities, Net	1.3%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class X
Shareholder Report [Line Items]
Fund Name	First American Treasury Obligations Fund
Class Name	Class X
Trading Symbol	FXFXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First American Treasury Obligations Fund (Fund) for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class X	$7	0.14%
[30]
Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
Net Assets	$ 56,863,823,631
Holdings Count | $ / shares	117
Advisory Fees Paid, Amount	$ 25,460,287
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$56,863,823,631
Number of Holdings	117
Net Advisory Fee	$25,460,287

Holdings [Text Block]	WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	49.6%
U.S. Treasury Debt	49.1%
Other Assets and Liabilities, Net	1.3%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class Y
Shareholder Report [Line Items]
Fund Name	First American Treasury Obligations Fund
Class Name	Class Y
Trading Symbol	FOCXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First American Treasury Obligations Fund (Fund) for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y	$22	0.44%
[31]
Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%
Net Assets	$ 56,863,823,631
Holdings Count | $ / shares	117
Advisory Fees Paid, Amount	$ 25,460,287
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$56,863,823,631
Number of Holdings	117
Net Advisory Fee	$25,460,287

Holdings [Text Block]	WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	49.6%
U.S. Treasury Debt	49.1%
Other Assets and Liabilities, Net	1.3%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class Z
Shareholder Report [Line Items]
Fund Name	First American Treasury Obligations Fund
Class Name	Class Z
Trading Symbol	FUZXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First American Treasury Obligations Fund (Fund) for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Z	$9	0.18%
[32]
Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%
Net Assets	$ 56,863,823,631
Holdings Count | $ / shares	117
Advisory Fees Paid, Amount	$ 25,460,287
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$56,863,823,631
Number of Holdings	117
Net Advisory Fee	$25,460,287

Holdings [Text Block]	WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	49.6%
U.S. Treasury Debt	49.1%
Other Assets and Liabilities, Net	1.3%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class A
Shareholder Report [Line Items]
Fund Name	First American US Treasury Money Market Fund
Class Name	Class A
Trading Symbol	FOEXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First American US Treasury Money Market Fund (Fund) for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$37	0.75%
[33]
Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%
Net Assets	$ 8,981,817,402
Holdings Count | $ / shares	52
Advisory Fees Paid, Amount	$ 3,824,392
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$8,981,817,402
Number of Holdings	52
Net Advisory Fee	$3,824,392

Holdings [Text Block]	WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Debt	100.4%
Liabilities in Excess of Other Assets	-0.4%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class D
Shareholder Report [Line Items]
Fund Name	First American US Treasury Money Market Fund
Class Name	Class D
Trading Symbol	FODXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First American US Treasury Money Market Fund (Fund) for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class D	$30	0.60%
[34]
Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%
Net Assets	$ 8,981,817,402
Holdings Count | $ / shares	52
Advisory Fees Paid, Amount	$ 3,824,392
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$8,981,817,402
Number of Holdings	52
Net Advisory Fee	$3,824,392

Holdings [Text Block]	WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Debt	100.4%
Liabilities in Excess of Other Assets	-0.4%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class T
Shareholder Report [Line Items]
Fund Name	First American US Treasury Money Market Fund
Class Name	Class T
Trading Symbol	FTKXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First American US Treasury Money Market Fund (Fund) for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class T	$20	0.40%
[35]
Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%
Net Assets	$ 8,981,817,402
Holdings Count | $ / shares	52
Advisory Fees Paid, Amount	$ 3,824,392
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$8,981,817,402
Number of Holdings	52
Net Advisory Fee	$3,824,392

Holdings [Text Block]	WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Debt	100.4%
Liabilities in Excess of Other Assets	-0.4%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class V
Shareholder Report [Line Items]
Fund Name	First American US Treasury Money Market Fund
Class Name	Class V
Trading Symbol	FUIXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First American US Treasury Money Market Fund (Fund) for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class V	$15	0.30%
[36]
Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
Net Assets	$ 8,981,817,402
Holdings Count | $ / shares	52
Advisory Fees Paid, Amount	$ 3,824,392
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$8,981,817,402
Number of Holdings	52
Net Advisory Fee	$3,824,392

Holdings [Text Block]	WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Debt	100.4%
Liabilities in Excess of Other Assets	-0.4%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class X
Shareholder Report [Line Items]
Fund Name	First American US Treasury Money Market Fund
Class Name	Class X
Trading Symbol	FORXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First American US Treasury Money Market Fund (Fund) for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class X	$8	0.16%
[37]
Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.16%
Net Assets	$ 8,981,817,402
Holdings Count | $ / shares	52
Advisory Fees Paid, Amount	$ 3,824,392
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$8,981,817,402
Number of Holdings	52
Net Advisory Fee	$3,824,392

Holdings [Text Block]	WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Debt	100.4%
Liabilities in Excess of Other Assets	-0.4%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class Y
Shareholder Report [Line Items]
Fund Name	First American US Treasury Money Market Fund
Class Name	Class Y
Trading Symbol	FOYXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First American US Treasury Money Market Fund (Fund) for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y	$23	0.45%
[38]
Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Net Assets	$ 8,981,817,402
Holdings Count | $ / shares	52
Advisory Fees Paid, Amount	$ 3,824,392
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$8,981,817,402
Number of Holdings	52
Net Advisory Fee	$3,824,392

Holdings [Text Block]	WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Debt	100.4%
Liabilities in Excess of Other Assets	-0.4%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class Z
Shareholder Report [Line Items]
Fund Name	First American US Treasury Money Market Fund
Class Name	Class Z
Trading Symbol	FOZXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First American US Treasury Money Market Fund (Fund) for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Z	$10	0.20%
[39]
Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
Net Assets	$ 8,981,817,402
Holdings Count | $ / shares	52
Advisory Fees Paid, Amount	$ 3,824,392
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$8,981,817,402
Number of Holdings	52
Net Advisory Fee	$3,824,392

Holdings [Text Block]	WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Debt	100.4%
Liabilities in Excess of Other Assets	-0.4%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html

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